Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Putnam Investment Funds
Entity Central Index Key	0000932101
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Class A
Shareholder Report [Line Items]
Fund Name	Putnam International Small Cap Fund
Class Name	Class A
Trading Symbol	PNVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam International Small Cap Fund (previously known as Putnam International Capital Opportunities Fund) for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$164	1.52%
[1]
Expenses Paid, Amount	$ 164
Expense Ratio, Percent	1.52%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class A shares of Putnam International Small Cap Fund returned 15.18%. The Fund compares its performance to the S&P Developed ex-U.S. SmallCap Index, which returned 19.01% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Out-of-benchmark position in Elite Material, a manufacturer of copper clad laminate for printed circuit boards
↑	Out-of-benchmark holding SK Square, an investment holding company with SK Hynix as its largest holding
↑	Overweight position in Swiss quote Group Holding, a provider of online financial and trading services

Top detractors from performance:
↓	Overweight position in Bellway, a residential homebuilding company
↓	Overweight position in Fomento de Construcciones y Contratas, a construction and environmental services company
↓	Overweight position in Berkeley Group Holdings, a U.K. residential property development company

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	10 Year
Class A	15.18	10.25	7.76
Class A (with sales charge)	8.56	8.95	7.12
MSCI All Country World ex-U.S. Index-NR	15.42	8.94	7.33
S&P Developed ex-U.S. SmallCap Index	19.01	7.81	7.37

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 343,576,910
Holdings Count | $ / shares	60
Advisory Fees Paid, Amount	$ 3,126,397
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$343,576,910
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	60
Total Management Fee Paid	$3,126,397
Portfolio Turnover Rate	30%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[2]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2025, the Fund’s name will be changed to “Putnam International Small Cap Fund”.
Effective September 30, 2025, the following replaces the first sentence of the section titled “Investments, risks and performance - Investments” in the Fund’s Summary Prospectus and Prospectus.
“Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of borrowings for investment purposes, if any) in companies of a size similar to those in the S&P Developed Ex-U.S. SmallCap Index. This policy may be changed only after 60 days’ notice to shareholders. As of April 30, 2025, the capitalization range for companies in this S&P Developed Ex-U.S. SmallCap Index was $6.15 million to $18,867.26 million. We invest mainly in common stocks (growth or value stocks, or both) of companies outside of the U.S. that we believe have favorable investment potential.”
Effective November 1, 2024, Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to such date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Putnam Investment Management, LLC (“Putnam Management”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Putnam Management and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on November 1, 2024.
Effective September 5, 2024 (the “Conversion Date”), class B shares of the Fund acquired prior to the Conversion Date converted automatically to class A shares.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam International Small Cap Fund
Class Name	Class C
Trading Symbol	PUVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam International Small Cap Fund (previously known as Putnam International Capital Opportunities Fund) for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$243	2.27%
[3]
Expenses Paid, Amount	$ 243
Expense Ratio, Percent	2.27%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class C shares of Putnam International Small Cap Fund returned 14.31%. The Fund compares its performance to the S&P Developed ex-U.S. SmallCap Index, which returned 19.01% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Out-of-benchmark position in Elite Material, a manufacturer of copper clad laminate for printed circuit boards
↑	Out-of-benchmark holding SK Square, an investment holding company with SK Hynix as its largest holding
↑	Overweight position in Swiss quote Group Holding, a provider of online financial and trading services

Top detractors from performance:
↓	Overweight position in Bellway, a residential homebuilding company
↓	Overweight position in Fomento de Construcciones y Contratas, a construction and environmental services company
↓	Overweight position in Berkeley Group Holdings, a U.K. residential property development company

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	10 Year
Class C	14.31	9.42	7.11
Class C (with sales charge)	13.31	9.42	7.11
MSCI All Country World ex-U.S. Index-NR	15.42	8.94	7.33
S&P Developed ex-U.S. SmallCap Index	19.01	7.81	7.37

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 343,576,910
Holdings Count | $ / shares	60
Advisory Fees Paid, Amount	$ 3,126,397
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$343,576,910
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	60
Total Management Fee Paid	$3,126,397
Portfolio Turnover Rate	30%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[4]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2025, the Fund’s name will be changed to “Putnam International Small Cap Fund”.
Effective September 30, 2025, the following replaces the first sentence of the section titled “Investments, risks and performance - Investments” in the Fund’s Summary Prospectus and Prospectus.
“Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of borrowings for investment purposes, if any) in companies of a size similar to those in the S&P Developed Ex-U.S. SmallCap Index. This policy may be changed only after 60 days’ notice to shareholders. As of April 30, 2025, the capitalization range for companies in this S&P Developed Ex-U.S. SmallCap Index was $6.15 million to $18,867.26 million. We invest mainly in common stocks (growth or value stocks, or both) of companies outside of the U.S. that we believe have favorable investment potential.”
Effective November 1, 2024, Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to such date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Putnam Investment Management, LLC (“Putnam Management”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Putnam Management and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on November 1, 2024.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Putnam International Small Cap Fund
Class Name	Class R
Trading Symbol	PICRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam International Small Cap Fund (previously known as Putnam International Capital Opportunities Fund) for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$190	1.77%
[5]
Expenses Paid, Amount	$ 190
Expense Ratio, Percent	1.77%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R shares of Putnam International Small Cap Fund returned 14.90%. The Fund compares its performance to the S&P Developed ex-U.S. SmallCap Index, which returned 19.01% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Out-of-benchmark position in Elite Material, a manufacturer of copper clad laminate for printed circuit boards
↑	Out-of-benchmark holding SK Square, an investment holding company with SK Hynix as its largest holding
↑	Overweight position in Swiss quote Group Holding, a provider of online financial and trading services

Top detractors from performance:
↓	Overweight position in Bellway, a residential homebuilding company
↓	Overweight position in Fomento de Construcciones y Contratas, a construction and environmental services company
↓	Overweight position in Berkeley Group Holdings, a U.K. residential property development company

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	10 Year
Class R	14.90	9.98	7.49
MSCI All Country World ex-U.S. Index-NR	15.42	8.94	7.33
S&P Developed ex-U.S. SmallCap Index	19.01	7.81	7.37

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 343,576,910
Holdings Count | $ / shares	60
Advisory Fees Paid, Amount	$ 3,126,397
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$343,576,910
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	60
Total Management Fee Paid	$3,126,397
Portfolio Turnover Rate	30%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[6]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2025, the Fund’s name will be changed to “Putnam International Small Cap Fund”.
Effective September 30, 2025, the following replaces the first sentence of the section titled “Investments, risks and performance - Investments” in the Fund’s Summary Prospectus and Prospectus.
“Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of borrowings for investment purposes, if any) in companies of a size similar to those in the S&P Developed Ex-U.S. SmallCap Index. This policy may be changed only after 60 days’ notice to shareholders. As of April 30, 2025, the capitalization range for companies in this S&P Developed Ex-U.S. SmallCap Index was $6.15 million to $18,867.26 million. We invest mainly in common stocks (growth or value stocks, or both) of companies outside of the U.S. that we believe have favorable investment potential.”
Effective November 1, 2024, Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to such date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Putnam Investment Management, LLC (“Putnam Management”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Putnam Management and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on November 1, 2024.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam International Small Cap Fund
Class Name	Class R6
Trading Symbol	PICOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam International Small Cap Fund (previously known as Putnam International Capital Opportunities Fund) for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$122	1.13%
[7]
Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R6 shares of Putnam International Small Cap Fund returned 15.61%. The Fund compares its performance to the S&P Developed ex-U.S. SmallCap Index, which returned 19.01% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Out-of-benchmark position in Elite Material, a manufacturer of copper clad laminate for printed circuit boards
↑	Out-of-benchmark holding SK Square, an investment holding company with SK Hynix as its largest holding
↑	Overweight position in Swiss quote Group Holding, a provider of online financial and trading services

Top detractors from performance:
↓	Overweight position in Bellway, a residential homebuilding company
↓	Overweight position in Fomento de Construcciones y Contratas, a construction and environmental services company
↓	Overweight position in Berkeley Group Holdings, a U.K. residential property development company

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	10 Year
Class R6	15.61	10.69	8.15
MSCI All Country World ex-U.S. Index-NR	15.42	8.94	7.33
S&P Developed ex-U.S. SmallCap Index	19.01	7.81	7.37

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 343,576,910
Holdings Count | $ / shares	60
Advisory Fees Paid, Amount	$ 3,126,397
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$343,576,910
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	60
Total Management Fee Paid	$3,126,397
Portfolio Turnover Rate	30%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[8]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2025, the Fund’s name will be changed to “Putnam International Small Cap Fund”.
Effective September 30, 2025, the following replaces the first sentence of the section titled “Investments, risks and performance - Investments” in the Fund’s Summary Prospectus and Prospectus.
“Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of borrowings for investment purposes, if any) in companies of a size similar to those in the S&P Developed Ex-U.S. SmallCap Index. This policy may be changed only after 60 days’ notice to shareholders. As of April 30, 2025, the capitalization range for companies in this S&P Developed Ex-U.S. SmallCap Index was $6.15 million to $18,867.26 million. We invest mainly in common stocks (growth or value stocks, or both) of companies outside of the U.S. that we believe have favorable investment potential.”
Effective November 1, 2024, Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to such date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Putnam Investment Management, LLC (“Putnam Management”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Putnam Management and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on November 1, 2024.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam International Small Cap Fund
Class Name	Class Y
Trading Symbol	PIVYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam International Small Cap Fund (previously known as Putnam International Capital Opportunities Fund) for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y	$137	1.27%
[9]
Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class Y shares of Putnam International Small Cap Fund returned 15.52%. The Fund compares its performance to the S&P Developed ex-U.S. SmallCap Index, which returned 19.01% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Out-of-benchmark position in Elite Material, a manufacturer of copper clad laminate for printed circuit boards
↑	Out-of-benchmark holding SK Square, an investment holding company with SK Hynix as its largest holding
↑	Overweight position in Swiss quote Group Holding, a provider of online financial and trading services

Top detractors from performance:
↓	Overweight position in Bellway, a residential homebuilding company
↓	Overweight position in Fomento de Construcciones y Contratas, a construction and environmental services company
↓	Overweight position in Berkeley Group Holdings, a U.K. residential property development company

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	10 Year
Class Y	15.52	10.54	8.03
MSCI All Country World ex-U.S. Index-NR	15.42	8.94	7.33
S&P Developed ex-U.S. SmallCap Index	19.01	7.81	7.37

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 343,576,910
Holdings Count | $ / shares	60
Advisory Fees Paid, Amount	$ 3,126,397
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$343,576,910
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	60
Total Management Fee Paid	$3,126,397
Portfolio Turnover Rate	30%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[10]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2025, the Fund’s name will be changed to “Putnam International Small Cap Fund”.
Effective September 30, 2025, the following replaces the first sentence of the section titled “Investments, risks and performance - Investments” in the Fund’s Summary Prospectus and Prospectus.
“Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of borrowings for investment purposes, if any) in companies of a size similar to those in the S&P Developed Ex-U.S. SmallCap Index. This policy may be changed only after 60 days’ notice to shareholders. As of April 30, 2025, the capitalization range for companies in this S&P Developed Ex-U.S. SmallCap Index was $6.15 million to $18,867.26 million. We invest mainly in common stocks (growth or value stocks, or both) of companies outside of the U.S. that we believe have favorable investment potential.”
Effective November 1, 2024, Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to such date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Putnam Investment Management, LLC (“Putnam Management”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Putnam Management and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on November 1, 2024.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[10]
*	Does not include derivatives, except purchased options, if any.